Cash and bank balances	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and bank balances
15.
Cash and bank balances

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Current
Cash and cash equivalents	5,544,376	5,915,916	824,656
Short-term bank deposits (i)	467,096	397,187	55,366
Restricted cash	27,999	120,490	16,796
	6,039,471	6,433,593	896,818
Cash and bank balances	6,039,471	6,433,593	896,818

Cash and cash equivalents comprise the following at December 31:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Cash at banks and on hand	4,963,232	5,517,049	769,055
Short-term bank deposits (ii)	581,144	398,867	55,601
Cash and cash equivalents	5,544,376	5,915,916	824,656

Note:

(i)
This short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2024 for the Group ranged from 2.4% to 5.5% (2023: 2.8% to 5.8%).
(ii)
This relates to the short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The interest rate of the deposits as of December 31, 2024 for the Group ranged from 2.3% to 4.9% (2023: 2.5% to 5.7%).

As at December 31, 2024, there is fixed deposits of RMB 51.1 million (US$7.1 million) held with a related party (2023: RMB 51.2 million).

As of December 31, 2024, the Group’s restricted cash of RMB 93.4 million (US$13.0 million) (2023: RMB 23.0 million) was used as collateral by the banks for the issuance of bills to suppliers, RMB 8.6 million (US$1.2 million) (2023: Nil) was pledged to secure bank facilities (Note 26), and RMB 18.4 million (US$2.6 million) relates to retention money deposited in a joint signatory account with the acquirer of Suzhou Reman. (2023: RMB 5.0 million).

As of December 31, 2023 and 2024, the Group had RMB 534.5 million and RMB 542.5 million (US$75.6 million) respectively, of undrawn borrowing facilities in respect of which all conditions precedent had been met.